                                                Retirement Annuities and
                                                Life, Auto, Homeowners and
[LOGO]                                          Group Insurance
--------------------------------------------------------------------------------
Insuring America's Educational Community        1 Horace Mann Plaza
                                                Springfield, Illinois 62715-0001
                                                217-789-2500





Dear Valued Customer:

I appreciate your confidence in Horace Mann Life Insurance Company and your continuing participation in our retirement annuity program.

The total annual return of your variable annuity contract as of December 31, 2000 can be found on page 3 of the accompanying report for the Horace Mann Mutual Funds. These returns reflect the performance of your underlying investment in the Horace Mann Equity Fund, less separate account charges for mortality and expense risk which vary depending on the year your contract was issued.

For more information about the Equity Fund, please read the enclosed Annual Report. If you have questions about the Equity Fund, Horace Mann Life Insurance Company Separate Account B Annual Report or your variable annuity contract, please call your Horace Mann representative or our toll-free number, 1-800-999-1030.

Sincerely,


/s/ Louis Lower

Louis Lower
Chairman, President and Chief Executive Officer
The Horace Mann Companies
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HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statement of Net Assets

December 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at market value
  Horace Mann Equity Fund
      TOTAL ASSETS                                                   $16,775,920
================================================================================

NET ASSETS

Net Assets (Indefinite units authorized)
  Horace Mann Equity Fund
    Active Contract Owners                          15,701,735
    Retired Contract Owners                          1,074,185
                                                   -----------
TOTAL NET ASSETS                                   $16,775,920
================================================================================

  Total units                                          804,299
  Blended unit value (Net assets
    divided by total units held)                        $20.86
  Investments
    Cost of investments                            $17,188,402
    Unrealized depreciation of investments            (412,482)

    Number of shares in
      Horace Mann Mutual Funds                         808,613



See notes to the financial statements.

                                       2
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HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statement of Operations

For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend income distribution                                        $   197,510
--------------------------------------------------------------------------------

Net investment income                                                   197,510
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

  Capital gains distribution                                              2,662
  Net realized loss on sale of investments                              (24,697)
  Net unrealized depreciation on investments                         (1,105,568)
--------------------------------------------------------------------------------

    Net loss on investments                                          (1,127,603)
--------------------------------------------------------------------------------

EXPENSES

  Mortality and expense risk charge (Note 1)                            (21,487)
--------------------------------------------------------------------------------

  Total expenses                                                        (21,487)
--------------------------------------------------------------------------------

    Net decrease in net assets resulting from operations            $  (951,580)
================================================================================





See notes to the financial statements.

                                      3
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HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

For the Years Ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                             2000            1999
                                                          -----------     -----------
OPERATIONS
  Net investment income                                    $   197,510    $    222,904
  Capital gains distribution                                     2,662       1,328,243
  Net realized gain (loss) on sale of investments              (24,697)        485,683
  Net unrealized depreciation on investments                (1,105,568)     (2,550,446)
  Mortality and expense risk charge (Note 1)                   (21,487)             --
--------------------------------------------------------------------------------------

  Net decrease in net assets resulting from operations        (951,580)       (513,616)
======================================================================================

CONTRACT OWNERS' TRANSACTIONS
  Gross stipulated payments received                            58,924          88,834
  Sales and administrative expenses (Note 1)                    (1,594)         (2,405)
--------------------------------------------------------------------------------------
  Net consideration received on annuity contracts               57,330          86,429
  Net transfer to fixed accumulation account                  (168,862)       (344,486)
  Payments to contract owners                               (2,733,991)     (3,281,976)
  Mortality and expense risk charge (Note 1)                   (52,071)        (95,284)
  Mortality guarantee adjustment                               (50,135)         70,893
--------------------------------------------------------------------------------------
    Net decrease in net assets resulting from
      contract owners' transactions                         (2,947,729)     (3,564,424)
======================================================================================

      Total decrease in net assets                          (3,899,309)     (4,078,040)


Net assets, beginning of year                              $20,675,229    $ 24,753,269
--------------------------------------------------------------------------------------

Net assets, end of year                                    $16,775,920    $ 20,675,229
======================================================================================

See notes to the financial statements.

                                       4
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HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to the Financial Statements

December 31, 2000
--------------------------------------------------------------------------------

1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Separate Account B ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Equity Fund ("the Fund").

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits and administrative expenses. An annual mortality and expense risk charge up to .60% of the net variable account value is deducted from the contract owners' account, depending on year of issue of the contract, for the period January 1, 1999 to September 5, 2000. Beginning on September 5, 2000, a daily mortality and expense risk charge is deducted from the net assets of the Account.

2. SIGNIFICANT ACCOUNTING POLICIES -- Investments in the fund are reported at market value using the accumulated unit value method (AUV).

The Account owns approximately 4% of the Fund. Distributions from the Fund are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned by the Account.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts.

4. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 2000, purchases and proceeds from sales of Fund shares were as follows:

                      2000
                      ----

Purchases          582,385
                 =========
Sales            3,376,127
                 =========
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                                             2000        1999*
                                                             ----        ----

Account units outstanding at beginning of year             946,609    1,090,096
Consideration received                                       9,450        7,389
Net transfers                                               (5,296)     (14,288)
Payments to contract owners                               (146,464)    (136,588)
                                                          ----------------------
Account units outstanding at end of year                   804,299      946,609
                                                          ======================

*Prior period units have been adjusted for the effect of the Account's adopting the AUV method of valuation beginning on September 5, 2000.

                                       5
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Independent Auditor's Report
--------------------------------------------------------------------------------


The Contract owners of Horace Mann
Life Insurance Company Separate
Account B and the Board of Directors
of Horace Mann Life Insurance Company:


We have audited the accompanying statement of net assets of Horace Mann Life Insurance Company Separate Account B as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Horace Mann Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Horace Mann Life Insurance Company Separate Account B as of December 31, 2000, and the results of its operations for the year then ended and changes in its net assets for each of the years in the two-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 16, 2001

                                       6
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                                              Annual Report
                                              December 31, 2000

                                              Horace Mann Life Insurance Company
                                              Separate Account B




This report is submitted for the general information of owners of Horace Mann Life Insurance Company Separate Account B contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030


IA-004274 (2/01)